Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring Charges [Abstract]
Schedule of Restructuring and Related Costs
The following table provides a summary of the activity in the restructure accrual for the years ended December 31, 2016 and 2015:

(In thousands)	December 31, 2014	Adjustments	Payments	December 31, 2015
Facility closure obligation	$1,074	$(15)	$(402)	$657

	December 31, 2015	Adjustments	Payments	December 31, 2016
Facility closure obligation	$657	$249	$(534)	$372